CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Net loss	$ (142,234)	$ (241,574)
Other comprehensive income (loss), net of tax:
Foreign currency exchange translation adjustments	(1,765)	5,037
Fair value changes in available-for-sale equity security	0	(244)
Comprehensive loss	(143,999)	(236,781)
Less: comprehensive loss attributable to non-controlling interests	(1,062)	(942)
Comprehensive loss attributable to LDK Solar CO., Ltd. shareholders	$ (142,937)	$ (235,839)